Share Capital and Other Reserves - Schedule of Activity Related to the Warrants (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Shares [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares Outstanding, beginning balance	3,815
Shares, Granted during the year	1,305	3,815
Shares, Exercised during the year	(4,413)
Shares Outstanding, ending balance	707	3,815
Series B Shares [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares Outstanding, beginning balance
Shares, Granted during the year	1,134
Shares, Exercised during the year	(1,134)
Shares Outstanding, ending balance
Class B Shares [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares Outstanding, beginning balance	2,104	2,104	1,050
Shares, Granted during the year	9,532,953		1,054
Shares, Exercised during the year	(1,850,150)
Shares Outstanding, ending balance	7,684,907	2,104	2,104